Organization and Summary of Significant Accounting Policies - Public and Private Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 08, 2021	Mar. 07, 2021
Class of Warrant or Right [Line Items]
Class of warrants or rights number of securities called by each warrant or right (in shares)			1
Exercise price per warrant (in dollars per share)			$ 11.5
Warrants or rights outstanding		$ 0.6
PublicWarrants [Member]
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)	$ 11.5
Class of warrants or rights maturity (in shares)			16,666,637
Terminating initial public offering term	5 years
PrivateWarrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights maturity (in shares)			366,666
Terminating initial public offering term	5 years